DEBT - Short-term loans (Details)								6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 11, 2025 USD ($)	Oct. 25, 2024 USD ($)	Jun. 14, 2024 CNY (¥)	May 07, 2024 CNY (¥)	Aug. 24, 2023 USD ($)	Jun. 08, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 11, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 27, 2025 USD ($)	Mar. 27, 2025 CNY (¥)	Dec. 24, 2024 USD ($)	Dec. 24, 2024 CNY (¥)	Dec. 09, 2024 USD ($)	Dec. 09, 2024 CNY (¥)	Oct. 25, 2024 CNY (¥)	Jun. 14, 2024 USD ($)	Jun. 14, 2024 CNY (¥)	May 07, 2024 USD ($)	Aug. 24, 2023 CNY (¥)	Jun. 08, 2023 CNY (¥)
DEBT
Short-term loans								$ 4,743,644			$ 4,131,354
Repayments of debt								446,211		$ 1,917,363
Mr. Jie Xiao | Related party
DEBT
Maximum guarantee amount																	$ 702,346,000,000	¥ 5,000,000	$ 689,018,000,000	¥ 5,000,000	$ 1,404,692	¥ 10,000,000
China Construction Bank ("CCB")
DEBT
Short-term loans								1,373,788			1,650,888
Debt amount		$ 280,938					$ 280,938								¥ 2,000,000									$ 280,938	¥ 2,000,000	$ 280,938		¥ 2,000,000
Debt term		1 year		1 year	1 year		1 year
Effective interest rate		3.96%					3.86%								3.96%									3.96%	3.96%	3.95%		3.86%
Repayments of debt | ¥				¥ 2,000,000	¥ 2,000,000
Line of credit, maximum borrowing capacity						$ 1,123,753																					¥ 8,000,000
Effective interest rate						3.95%
Outstanding loan balance								1,120,944			1,120,944		¥ 7,980,000			¥ 7,980,000
Bank of Guangzhou
DEBT
Short-term loans								842,815
Debt amount	$ 842,815													¥ 6,000,000
Debt term	1 year
Effective interest rate	3.50%													3.50%
Bank of Communication
DEBT
Short-term loans								1,123,753			1,102,429
Debt amount			$ 1,123,753																				¥ 8,000,000
Debt term			1 year
Effective interest rate			3.20%																				3.20%
China CITIC Bank
DEBT
Short-term loans								1,403,288			1,378,037
Debt amount																					$ 1,404,692	¥ 10,000,000
Effective interest rate																					3.98%	3.98%
Repayments of debt								1,405	¥ 10,000		1,405	¥ 10,000
Outstanding loan balance								$ 1,403,287			$ 1,404,692		¥ 9,990,000			¥ 10,000,000